AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 29, 2026

1933 ACT FILE NO. 333-214796

1940 ACT FILE NO. 811-23214

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 558	☒

and/or

REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 561

GraniteShares ETF Trust

(Exact Name of Registrant as Specified in Charter)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (844) 476-8747

William Rhind

GraniteShares ETF Trust

250 Broadway, 24th Floor

New York, New York 10007

(Name and Address of Agent for Service)

Copies to:

Andrew J. Davalla

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Approximate Date of Proposed Public Filing:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 30, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 171 to its Registration Statement until October 30, 2026. Post-Effective Amendment No. 171 to the Trust’s Registration Statement relates to GraniteShares 4x Long SPY Daily ETF, GraniteShares 4x Short SPY Daily ETF, GraniteShares 4x Long QQQ Daily ETF, GraniteShares 4x Short QQQ Daily ETF, GraniteShares 4x Long IEMG Daily ETF, GraniteShares 4x Short IEMG Daily ETF, GraniteShares 4x Long IWM Daily ETF, GraniteShares 4x Short IWM Daily ETF, GraniteShares 4x Long XLC Daily ETF, GraniteShares 4x Short XLC Daily ETF, GraniteShares 4x Long XLY Daily ETF, GraniteShares 4x Short XLY Daily ETF, GraniteShares 4x Long XLP Daily ETF, GraniteShares 4x Short XLP Daily ETF, GraniteShares 4x Long XLE Daily ETF, GraniteShares 4x Short XLE Daily ETF, GraniteShares 4x Long XLF Daily ETF, GraniteShares 4x Short XLF Daily ETF, GraniteShares 4x Long XLV Daily ETF, GraniteShares 4x Short XLV Daily ETF, GraniteShares 4x Long XLI Daily ETF, GraniteShares 4x Short XLI Daily ETF, GraniteShares 4x Long XLB Daily ETF, GraniteShares 4x Short XLB Daily ETF, GraniteShares 4x Long XLRE Daily ETF, GraniteShares 4x Short XLRE Daily ETF, GraniteShares 4x Long XLK Daily ETF, GraniteShares 4x Short XLK Daily ETF, GraniteShares 4x Long XLU Daily ETF and GraniteShares 4x Short XLU Daily ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 127 under the Investment Company Act of 1940, filed on December 15, 2025, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, GraniteShares ETF Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 29th day of September 2026.

GRANITESHARES ETF TRUST

By:	/s/ William Rhind
William Rhind
President

Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed the Registration Statement below.

Signatures	Title	Date

/s/ William Rhind	Trustee, President (Principal Executive Officer) and Chief Financial Officer	September 29, 2026
William Rhind	(Principal Financial and Accounting Officer)

/s/ Seddik Meziani*	Independent Trustee	September 29, 2026
Seddik Meziani

/s/ Steven Smyser*	Independent Trustee	September 29, 2026
Steven Smyser

*By:	/s/ Benoit Autier
Benoit Autier
Attorney-in-Fact

Pursuant to Powers of Attorney, dated October 27, 2017, incorporated herein by reference to Exhibit (q) to Post-Effective Amendment No. 3, filed December 18, 2017.